Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information
Segment profit (loss)			$ 2,204
Machinery and Power Systems | Reportable segments
Segment Reporting Information
External sales and revenues		37,776	27,753	45,645
Inter-segment sales and revenues		3,252	1,785	3,087
Total sales and revenues		41,028	29,538	48,732
Depreciation and amortization		1,298	1,307	998
Segment profit (loss)		4,860	1,180	5,026
Segment assets		19,140	17,038	18,124
Capital expenditures		1,482	1,177	2,069
Construction Industries | Reportable segments
Segment Reporting Information
External sales and revenues		13,572	8,507	16,763
Inter-segment sales and revenues		674	516	838
Total sales and revenues		14,246	9,023	17,601
Depreciation and amortization		515	555	305
Segment profit (loss)		783	(768)	1,246
Segment assets		6,927	6,600	6,979
Capital expenditures		576	403	762
Resource Industries | Reportable segments
Segment Reporting Information
External sales and revenues		8,667	5,857	10,254
Inter-segment sales and revenues		894	414	696
Total sales and revenues		9,561	6,271	10,950
Depreciation and amortization		281	313	284
Segment profit (loss)		1,789	288	1,258
Segment assets		3,892	3,773	4,100
Capital expenditures		339	243	468
Power Systems | Reportable segments
Segment Reporting Information
External sales and revenues		15,537	13,389	18,628
Inter-segment sales and revenues		1,684	855	1,553
Total sales and revenues		17,221	14,244	20,181
Depreciation and amortization		502	439	409
Segment profit (loss)		2,288	1,660	2,522
Segment assets		8,321	6,665	7,045
Capital expenditures		567	531	839
Financial Products Segment | Reportable segments
Segment Reporting Information
External sales and revenues		2,946	3,139	3,561
Total sales and revenues		2,946	3,139	3,561
Depreciation and amortization		715	742	755
Segment profit (loss)		429	399	548
Segment assets		30,346	32,230	34,578
Capital expenditures		960	976	1,608
Reportable segments
Segment Reporting Information
Operating segments (in number of segments)	7	25
Reportable segments (in number of segments)	4	12
Number of operating segments led by Group Presidents	3
Number of operating segments led by Group president responsible for corporate services	1
Number of smaller operating segments led by Group President	3
Useful life of goodwill (in years)	20
External sales and revenues		40,722	30,892	49,206
Inter-segment sales and revenues		3,252	1,785	3,087
Total sales and revenues		43,974	32,677	52,293
Depreciation and amortization		2,013	2,049	1,753
Segment profit (loss)		5,289	1,579	5,574
Segment assets		49,486	49,268	52,702
Capital expenditures		$ 2,442	$ 2,153	$ 3,677